SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENT
SUBSEQUENT EVENT

28.   SUBSEQUENT EVENTS

On March 12, 2021, the Company entered into a strategic partnership agreement with an external asset management company through its subsidiary, BEST Finance. According to the agreement, the Company secured borrowings of RMB465,661 (US$71,366) through the securitization of certain financing receivables pertaining to its Capital business.

Subsequent to year-end and up to the issuance date of these financial statements, the Company secured RMB580,000 (US$88,889) of short-term loans maturing in one year.